Pabrai Wagons Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 93.4%		Shares	Value
Air Freight & Logistics - 4.0%
Turkey - 4.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (a)		10,352,000	$3,623,697

Capital Markets - 19.6%
India - 19.6%
Edelweiss Financial Services Ltd.		14,572,000	17,637,812

Consumer Staples Distribution & Retail - 1.6%
Turkey - 1.6%
Gimat Magazacilik Sanayi Ve Ticaret AS		1,742,425	1,473,710

Energy Equipment & Services - 6.4%
Switzerland - 4.1%
Transocean Ltd. (a)		1,180,000	3,681,600
			$–
United States - 2.3%
Valaris Ltd. (a)		42,300	2,062,971
Total Energy Equipment & Services			5,744,571

Hotels, Restaurants & Leisure - 3.3%
Turkey - 3.3%
TAB Gida Sanayi Ve Ticaret AS		520,000	2,941,843

Household Durables - 9.0%
United States - 9.0%
PulteGroup, Inc.		30,750	4,062,997
Toll Brothers, Inc.		29,200	4,033,688
Total Household Durables			8,096,685

Marine Transportation - 2.0%
Greece - 2.0%
Danaos Corp.		19,860	1,783,627

Metals & Mining - 23.4%
Mongolia - 5.9%
Mongolian Mining Corp. (a)		3,360,000	5,379,728
			$–
United States - 17.5%
Alpha Metallurgical Resources, Inc. (a)		30,470	4,999,822
Warrior Met Coal, Inc.		169,300	10,774,252
			15,774,074
Total Metals & Mining			21,153,802

Specialty Retail - 11.3%
United States - 11.3%
Asbury Automotive Group, Inc. (a)		14,653	3,581,926
AutoNation, Inc. (a)		17,455	3,818,630
Group 1 Automotive, Inc.		6,400	2,800,064
Total Specialty Retail			10,200,620

Transportation Infrastructure - 12.8%
Turkey - 12.8%
TAV Havalimanlari Holding AS (a)		1,999,000	11,549,062
TOTAL COMMON STOCKS (Cost $81,559,074)			84,205,429

REAL ESTATE INVESTMENT TRUSTS - 4.0%		Shares	Value
Industrial REITs - 4.0%
Turkey - 4.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (a)		7,607,000	3,654,367
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $3,120,149)			3,654,367

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(b)		4,150,426	4,150,426
TOTAL MONEY MARKET FUNDS (Cost $4,150,426)			4,150,426

TOTAL INVESTMENTS - 102.0% (Cost $88,829,649)			92,010,222
Liabilities in Excess of Other Assets - (2.0)%			(1,845,226)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$90,164,996
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Pabrai Wagons Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,599,577	$42,605,852	$–	$84,205,429
Real Estate Investment Trusts	–	3,654,367	–	3,654,367
Money Market Funds	4,150,426	–	–	4,150,426
Total Investments	$45,750,003	$46,260,219	$–	$92,010,222

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$40,284,776	44.7%
Turkey	23,242,679	25.7
India	17,637,812	19.6
Mongolia	5,379,728	5.9
Switzerland	3,681,600	4.1
Greece	1,783,627	2.0
Liabilities in Excess of Other Assets	(1,845,226)	(2.0)
	$90,164,996	100.0%